Consolidated Schedule of Investments
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.98%
Brazil–9.25%
Ambev S.A.	34,975,773	$110,326,704
Banco do Brasil S.A.	21,635,809	91,124,651
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	5,046,568	21,274,801
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes, Preference Shares	587,673	2,361,520
Lojas Renner S.A.	35,415,472	95,016,012
Petroleo Brasileiro S.A., ADR	14,584,406	282,937,476
Telefonica Brasil S.A.	1,560,301	10,043,621
Vale S.A., ADR	13,368,449	201,328,842
		814,413,627
China–23.68%
Alibaba Group Holding Ltd.	5,503,102	83,830,915
Anhui Conch Cement Co. Ltd., H Shares	32,851,500	77,401,898
China Resources Beer (Holdings) Co. Ltd.	45,831,863	138,283,025
ENN Energy Holdings Ltd.	2,752,589	16,471,295
Full Truck Alliance Co. Ltd., ADR	12,472,867	118,367,508
Gree Electric Appliances, Inc. of Zhuhai, A Shares	11,544,252	72,363,516
H World Group Ltd., ADR(a)	3,034,416	129,539,219
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	45,071,677	180,843,642
JD.com, Inc., A Shares	7,682,449	126,376,072
NetEase, Inc.	6,488,559	172,635,971
NetEase, Inc., ADR(a)	1,416,391	188,762,429
New Horizon Health Ltd.(b)	27,463,500	700,385
New Oriental Education & Technology Group, Inc.	5,243,300	30,748,304
New Oriental Education & Technology Group, Inc., ADR(a)	1,996,679	117,584,426
Shenzhou International Group Holdings Ltd.	4,022,300	22,860,014
Tencent Holdings Ltd.	6,424,531	392,558,027
Tencent Music Entertainment Group, ADR	8,662,751	81,862,997
Tingyi Cayman Islands Holding Corp.	21,582,523	32,686,938
Vipshop Holdings Ltd., ADR(a)	6,565,485	100,714,540
		2,084,591,121
Hong Kong–2.66%
AIA Group Ltd.	19,834,365	199,948,055
CK Asset Holdings Ltd.	1,236,000	7,528,497
Jardine Matheson Holdings Ltd.	396,306	26,320,629
		233,797,181
Hungary–0.44%
Richter Gedeon Nyrt	1,035,913	38,597,260
India–6.27%
Delhivery Ltd.	3,182,699	16,067,523
HDFC Bank Ltd.	35,020,067	274,270,335
ICICI Bank Ltd.	9,861,044	148,203,097
Power Grid Corp. of India Ltd.	11,626,896	34,610,706
Shares		Value
India–(continued)
Shriram Finance Ltd.	7,168,215	$78,564,591
		551,716,252
Indonesia–3.27%
PT Astra International Tbk	192,460,257	54,674,160
PT Bank Central Asia Tbk	185,809,526	65,121,545
PT Bank Rakyat Indonesia (Persero) Tbk	803,107,443	135,063,259
PT Telkom Indonesia (Persero) Tbk	228,576,974	33,370,118
		288,229,082
Mexico–3.29%
Arca Continental S.A.B. de C.V.	4,810,074	55,117,485
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO	8,755,562	111,950,068
Grupo Mexico S.A.B. de C.V., Class B	10,195,543	122,279,407
		289,346,960
Peru–1.42%
Credicorp Ltd.	312,896	125,339,880
Philippines–0.86%
SM Investments Corp.	7,788,929	75,441,445
Portugal–1.08%
Galp Energia SGPS S.A.	4,183,403	95,007,615
Russia–0.00%
Sberbank of Russia PJSC(b)(c)	4,942,538	5
Saudi Arabia–1.12%
Saudi National Bank (The)	9,396,735	98,331,301
Singapore–0.41%
Grab Holdings Ltd., Class A(a)(c)	10,358,095	36,253,332
South Africa–3.80%
Anglo American PLC	3,014,643	152,605,756
Naspers Ltd.	1,242,475	65,282,901
Valterra Platinum Ltd.	1,558,294	116,686,054
		334,574,711
South Korea–13.88%
Hyundai Mobis Co. Ltd.	236,266	76,409,816
KB Financial Group, Inc.	707,968	82,858,284
LG Electronics, Inc.	215,581	23,895,374
Samsung E&A Co. Ltd.	211,177	6,251,230
Samsung Electronics Co. Ltd.	2,553,548	444,457,258
Samsung Electronics Co. Ltd., Preference Shares	3,267,636	410,627,232
Samsung Fire & Marine Insurance Co. Ltd.	408,450	176,777,921
		1,221,277,115
Taiwan–21.03%
Hon Hai Precision Industry Co. Ltd.	25,845,290	197,380,641
Largan Precision Co. Ltd.	1,777,000	220,290,425
MediaTek, Inc.	2,023,000	215,505,503
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Shares		Value
Taiwan–(continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	16,470,429	$1,218,239,213
		1,851,415,782
Thailand–4.55%
Bangkok Bank PCL, Foreign Shares	22,649,718	129,660,993
Bangkok Dusit Medical Services PCL, Foreign Shares	28,272,200	16,237,466
Kasikornbank PCL, Foreign Shares	34,845,427	254,234,911
		400,133,370
Turkey–0.47%
KOC Holding A.S.	10,000,940	41,376,974
United States–1.50%
Cognizant Technology Solutions Corp., Class A	1,252,553	69,328,808
EPAM Systems, Inc.(a)(c)	595,210	62,830,368
		132,159,176
Total Common Stocks & Other Equity Interests (Cost $5,517,194,354)		8,712,002,189
Preferred Stocks–0.13%
China–0.13%
Abogen Therapeutics Ltd., Series C, Pfd.(b) (Cost $46,557,720)	1,021,895	11,276,611
Shares		Value
Money Market Funds–0.24%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e)	7,462,764	$7,462,764
Invesco Treasury Portfolio, Institutional Class, 3.63%(d)(e)	13,859,420	13,859,420
Total Money Market Funds (Cost $21,322,184)		21,322,184
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.35% (Cost $5,585,074,258)		8,744,600,984
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.41%
Invesco Private Government Fund, 3.69%(d)(e)(f)	10,091,413	10,091,413
Invesco Private Prime Fund, 3.82%(d)(e)(f)	26,232,088	26,234,711
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,326,378)		36,326,124
TOTAL INVESTMENTS IN SECURITIES—99.76% (Cost $5,621,400,636)		8,780,927,108
OTHER ASSETS LESS LIABILITIES–0.24%		20,915,738
NET ASSETS–100.00%		$8,801,842,846
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
Pfd.	– Preferred
Notes to Consolidated Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2026.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$74,734,517	$524,328,524	$(591,600,277)	$-	$-	$7,462,764	$455,008
Invesco Treasury Portfolio, Institutional Class	138,792,675	973,752,972	(1,098,686,227)	-	-	13,859,420	837,636
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	276,654,352	(266,562,939)	-	-	10,091,413	429,055*
Invesco Private Prime Fund	-	543,097,385	(516,846,550)	(254)	(15,870)	26,234,711	1,161,048*
Investments in Other Affiliates:
Jiangsu Hengrui Pharmaceuticals Co. Ltd.	127,884,732	-	(123,093,153)	(52,919,788)	48,128,209	-	-
Total	$341,411,924	$2,317,833,233	$(2,596,789,146)	$(52,920,042)	$48,112,339	$57,648,308	$2,882,747

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
08/05/2026	State Street Bank & Trust Co.	USD	2,948,141	ZAR	48,755,662	$2,734

Abbreviations:
USD	– U.S. Dollar
ZAR	– South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$814,413,627	$—	$—	$814,413,627
China	736,831,119	1,347,059,617	11,976,996	2,095,867,732
Hong Kong	—	233,797,181	—	233,797,181
Hungary	—	38,597,260	—	38,597,260
India	—	551,716,252	—	551,716,252
Indonesia	—	288,229,082	—	288,229,082
Mexico	289,346,960	—	—	289,346,960
Peru	125,339,880	—	—	125,339,880
Philippines	—	75,441,445	—	75,441,445
Portugal	—	95,007,615	—	95,007,615
Russia	—	—	5	5
Saudi Arabia	—	98,331,301	—	98,331,301
Singapore	36,253,332	—	—	36,253,332
South Africa	—	334,574,711	—	334,574,711
South Korea	—	1,221,277,115	—	1,221,277,115
Taiwan	—	1,851,415,782	—	1,851,415,782
Thailand	—	400,133,370	—	400,133,370
Turkey	—	41,376,974	—	41,376,974
United States	132,159,176	—	—	132,159,176
Money Market Funds	21,322,184	36,326,124	—	57,648,308
Total Investments in Securities	2,155,666,278	6,613,283,829	11,977,001	8,780,927,108
Other Investments - Assets
Forward Foreign Currency Contracts	—	2,734	—	2,734
Total Investments	$2,155,666,278	$6,613,286,563	$11,977,001	$8,780,929,842
Invesco Developing Markets Fund